UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2006
                                               --------------

Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                        []  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 108 Traders Cross, Suite 105
         Bluffton, SC 29910

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 705-6690

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Bluffton, SC      August 14, 2006
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       64
                                        -------------

Form 13F Information Table Value Total:   $91,774
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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 FORM 13F INFORMATION TABLE

                                                             INVEST-   OTHER   VOTING
NAME OF ISSUER               TITLE OF  CUSIP    VALUE  SHRS  MENT DIS- MANA-  AUTHORITY
                              CLASS           (X$1000)       CRETION   GERS    SOLE



Aflac Inc                     Common 001055102    1805  38950    SOLE   N/A   38950
Abbott Laboratories           Common 002824100    2326  53345    SOLE   N/A   53345
Altria Group Inc.             Common 02209S103     991  13490    SOLE   N/A   13490
American International Group  Common 026874107     704  11925    SOLE   N/A   11925
Amgen Inc                     Common 031162100     807  12375    SOLE   N/A   12375
Archer Daniels Midland        Common 039483102    2029  49155    SOLE   N/A   49155
Arrow International           Common 042764100    1818  55320    SOLE   N/A   55320
Automatic Data Processing     Common 053015103    1262  27825    SOLE   N/A   27825
BB&T Corporation              Common 054937107     760  18285    SOLE   N/A   18285
Bank of America Corp          Common 060505104    3317  68962    SOLE   N/A   68962
Canadian National Railway     Common 136375102    1389  31750    SOLE   N/A   31750
Caterpillar Inc               Common 149123101    2816  37815    SOLE   N/A   37815
Chevron Corp                  Common 166764100     380   6120    SOLE   N/A    6120
Citigroup Inc                 Common 172967101    2804  58107    SOLE   N/A   58107
Crosstex Energy LP            Common 22765U102     413  11220    SOLE   N/A   11220
Dentysplay International Inc  Common 249030107     721  11900    SOLE   N/A   11900
Duff & Phelps Util Cor        Common 26432K108     215  19100    SOLE   N/A   19100
Eaton Vance                   Common 278265103    2146  85960    SOLE   N/A   85960
Ecolab Inc                    Common 278865100    1111  27370    SOLE   N/A   27370
Emerson Electric Co           Common 291011104     893  10655    SOLE   N/A   10655
Enbridge Energy Partners LP   Common 29250R106    2385  54770    SOLE   N/A   54770
Enterprise Products Partners  Common 293792107    3065 123104    SOLE   N/A  123104
Energy Transfer Partners LP   Common 29273R109    2614  58550    SOLE   N/A   58550
Exxon Mobil Corp              Common 30231G102    2025  33013    SOLE   N/A   33013
Franklin Electric Co. Inc.    Common 353514102     696  13475    SOLE   N/A   13475
General Electric Company      Common 369604103    3684 111780    SOLE   N/A  111780
General Mills Inc.            Common 370334104     325   6284    SOLE   N/A    6284
Genzyme Corp                  Common 372917104     403   6600    SOLE   N/A    6600
John Han Bk & Thrift Opp Fd   Common 409735107     154  16311    SOLE   N/A   16311
Jack Henry & Associates       Common  42681101     448  22800    SOLE   N/A   22800
Home Depot                    Common 437076102    1830  51145    SOLE   N/A   51145
JP Morgan Chase & Co.         Common 46625H100     966  23003    SOLE   N/A   23003
Johnson & Johnson             Common 478160104    2208  36849    SOLE   N/A   36849
Kayne Anderson MLP Investment Common 486606106    1079  42050    SOLE   N/A   42050
Kinder Morgan Energy Partners Common 494550106    1665  36235    SOLE   N/A   36235
Magellan Midstream Partners   Common 55907R108    3392  99815    SOLE   N/A   99815
McDonald's Corp               Common 580135101    1793  53360    SOLE   N/A   53360
Medtronic Inc                 Common 585055106    1333  28405    SOLE   N/A   28405
Meridian Bioscience Inc       Common 589584101     669  26800    SOLE   N/A   26800
Microsoft Corp.               Common 594918104     320  13730    SOLE   N/A   13730
Natural Resource Partners LP  Common 63900P103    2241  41350    SOLE   N/A   41350
Oneok Partners LP             Common 682680103     301   6100    SOLE   N/A    6100
Pentair Inc                   Common 709631105    1925  56315    SOLE   N/A   56315
Pepsico Inc                   Common 713448108    1088  18115    SOLE   N/A   18115
Pfizer Inc                    Common 717081103    2177  92748    SOLE   N/A   92748
Pimco Corporate Income Fund   Common 72200U100     205  14000    SOLE   N/A   14000
Plains All Amer Pipeline LP   Common 726503105    1807  41375    SOLE   N/A   41375
Praxair Inc                   Common 74005P104    1653  30620    SOLE   N/A   30620
Principal Financial Group     Common 74251V102     228   4100    SOLE   N/A    4100
Proctor & Gamble              Common 742718109    2026  36446    SOLE   N/A   36446
Roper Industries Inc          Common 776696106    2043  43705    SOLE   N/A   43705
Staples Inc                   Common 855030102     741  30450    SOLE   N/A   30450
State Street Corp             Common 857477103    1347  23195    SOLE   N/A   23195
Sunoco Logistics Partners LP  Common 86764L108    3373  82575    SOLE   N/A   82575
Suntrust Banks                Common 867914103     339   4450    SOLE   N/A    4450
Synovus Financial Corp        Common 8716C0105     985  36765    SOLE   N/A   36765
Teppco Partners LP            Common 872384102     282   8000    SOLE   N/A    8000
Tortoise Energy Infrastructur Common 89147L100     939  32750    SOLE   N/A   32750
US Bancorp                    Common 902973304    1525  49380    SOLE   N/A   49380
Universal Stainless Alloy     Common 913837100     249   8506    SOLE   N/A    8506
United Technologies Corp.     Common 913017109    2061  32500    SOLE   N/A   32500
Valero LP                     Common 91913W104     934  18935    SOLE   N/A   18935
Wachovia Corp                 Common 929903102    1500  27742    SOLE   N/A   27742
Wells Fargo & Company         Common 949746101    2044  30465    SOLE   N/A   30465

                                                3
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